                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-07021

                      (Investment Company Act File Number)

                     Federated Investment Series Funds, Inc.
         _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 11/30/05

               Date of Reporting Period: Six months ended 5/31/05

Item 1.           Reports to Stockholders

Federated
World-Class Investment Manager

Federated Bond Fund

Established 1987

A Portfolio of Federated Investment Series Funds, Inc.

18TH SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2005

Class A Shares
Class B Shares
Class C Shares
Class F Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	5/31/2005
Net Asset Value, Beginning of Period	$9.09
Income From Investment Operations:
Net investment income	0.25
Net realized and unrealized gain (loss) on investments	(0.08)
TOTAL FROM INVESTMENT OPERATIONS	0.17
Less Distributions:
Distributions from net investment income	(0.26)
Net Asset Value, End of Period	$9.00
Total Return [3]	1.88%

Ratios to Average Net Assets:
Expenses	1.05	% [4]
Net investment income	5.43	% [4]
Expense waiver/reimbursement [5]	0.20	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$419,048
Portfolio turnover	20%

1 The Fund changed its fiscal year-end from October 31 to November 30.

2 Effective December 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the fiscal year ended November 30, 2002, was to decrease net investment income per share by $0.01, increase net realized and unrealized gain (loss) per share by $0.01 and decrease the ratio of net investment income to average net assets from 7.26% to 7.13%. Per share, ratios and supplemental data for periods to November 30, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Year Ended November 30,					Period Ended		Year Ended
2004	2003	2002		2001	11/30/2000	[1]	10/31/2000
$9.04	$8.49	$8.72		$8.55	$8.65		$9.11

0.53	0.58	0.62	[2]	0.66	0.06		0.69
0.08	0.55	(0.25	) [2]	0.19	(0.10)		(0.44)
0.61	1.13	0.37		0.85	(0.04)		0.25

(0.56)	(0.58)	(0.60)		(0.68)	(0.06)		(0.71)
$9.09	$9.04	$8.49		$8.72	$8.55		$8.65
6.89%	13.62%	4.43%		10.24%	(0.46)%		2.81%

1.05%	1.05%	1.06%		1.06%	1.05	% [4]	1.05%
5.81%	6.32%	7.13	% [2]	7.51%	8.38	% [4]	7.85%
0.17%	0.16%	0.16%		0.17%	0.21	% [4]	0.18%

$395,445	$377,436	$319,597		$232,594	$217,008		$216,101
25%	28%	27%		31%	2%		27%

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	5/31/2005
Net Asset Value, Beginning of Period	$9.12
Income From Investment Operations:
Net investment income	0.21
Net realized and unrealized gain (loss) on investments	(0.08)
TOTAL FROM INVESTMENT OPERATIONS	0.13
Less Distributions:
Distributions from net investment income	(0.22)
Net Asset Value, End of Period	$9.03
Total Return [3]	1.47%

Ratios to Average Net Assets:
Expenses	1.85	% [4]
Net investment income	4.63	% [4]
Expense waiver/reimbursement [5]	0.15	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$389,395
Portfolio turnover	20%

1 The Fund changed its fiscal year-end from October 31 to November 30.

2 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the fiscal year ended November 30, 2002 was to decrease net investment income per share by $0.01, increase net realized and unrealized gain (loss) per share by $0.01, and decrease the ratio of net investment income to average net assets from 6.46% to 6.33%. Per share, ratios and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Year Ended November 30,					Period Ended		Year Ended
2004	2003	2002		2001	11/30/2000	[1]	10/31/2000
$9.06	$8.51	$8.74		$8.57	$8.66		$9.12

0.46	0.51	0.55	[2]	0.60	0.05		0.63
0.08	0.55	(0.25	) [2]	0.18	(0.09)		(0.45)
0.54	1.06	0.30		0.78	(0.04)		0.18

(0.48)	(0.51)	(0.53)		(0.61)	(0.05)		(0.64)
$9.12	$9.06	$8.51		$8.74	$8.57		$8.66
6.12%	12.69%	3.60%		9.35%	(0.42)%		2.02%

1.85%	1.85%	1.86%		1.86%	1.85	% [4]	1.85%
5.04%	5.52%	6.33	% [2]	6.70%	7.56	% [4]	7.05%
0.12%	0.11%	0.11%		0.12%	0.16	% [4]	0.13%

$417,278	$480,042	$426,299		$380,016	$286,738		$288,505
25%	28%	27%		31%	2%		27%

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	5/31/2005
Net Asset Value, Beginning of Period	$9.12
Income From Investment Operations:
Net investment income	0.21
Net realized and unrealized gain (loss) on investments	(0.08)
TOTAL FROM INVESTMENT OPERATIONS	0.13
Less Distributions:
Distributions from net investment income	(0.22)
Net Asset Value, End of Period	$9.03
Total Return [3]	1.47%

Ratios to Average Net Assets:
Expenses	1.85	% [4]
Net investment income	4.63	% [4]
Expense waiver/reimbursement [5]	0.15	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$91,323
Portfolio turnover	20%

1 The Fund changed its fiscal year-end from October 31 to November 30.

2 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the fiscal year ended November 30, 2002 was to decrease net investment income per share by $0.01, increase net realized and unrealized gain (loss) per share by $0.01, and decrease the ratio of net investment income to average net assets from 6.46% to 6.33%. Per share, ratios and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Year Ended November 30,					Period Ended		Year Ended
2004	2003	2002		2001	11/30/2000	[1]	10/31/2000
$9.07	$8.52	$8.74		$8.57	$8.66		$9.12

0.46	0.51	0.54	[2]	0.60	0.05		0.63
0.07	0.55	(0.23	) [2]	0.18	(0.09)		(0.45)
0.53	1.06	0.31		0.78	(0.04)		0.18

(0.48)	(0.51)	(0.53)		(0.61)	(0.05)		(0.64)
$9.12	$9.07	$8.52		$8.74	$8.57		$8.66
6.00%	12.68%	3.70%		9.33%	(0.42)%		2.02%

1.85%	1.85%	1.86%		1.86%	1.85	% [4]	1.85%
5.02%	5.52%	6.33	% [2]	6.70%	7.56	% [4]	7.04%
0.12%	0.11%	0.11%		0.12%	0.16	% [4]	0.13%

$89,339	$91,905	$77,272		$82,973	$74,250		$75,821
25%	28%	27%		31%	2%		27%

Financial Highlights - Class F Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	5/31/2005
Net Asset Value, Beginning of Period	$9.13
Income From Investment Operations:
Net investment income	0.25
Net realized and unrealized gain (loss) on investments	(0.08)
TOTAL FROM INVESTMENT OPERATIONS	0.17
Less Distributions:
Distributions from net investment income	(0.26)
Net Asset Value, End of Period	$9.04
Total Return [3]	1.86%

Ratios to Average Net Assets:
Expenses	1.08	% [4]
Net investment income	5.40	% [4]
Expense waiver/reimbursement [5]	0.17	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$203,058
Portfolio turnover	20%

1 The Fund changed its fiscal year-end from October 31 to November 30.

2 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the fiscal year ended November 30, 2002 was to decrease net investment income per share by $0.01, increase net realized and unrealized gain (loss) per share by $0.01, and decrease the ratio of net investment income to average net assets from 7.23% to 7.10%. Per share, ratios and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Year Ended November 30,					Period Ended		Year Ended
2004	2003	2002		2001	11/30/2000	[1]	10/31/2000
$9.07	$8.52	$8.75		$8.57	$8.67		$9.12

0.53	0.57	0.61	[2]	0.66	0.06		0.70
0.08	0.55	(0.24	) [2]	0.20	(0.10)		(0.44)
0.61	1.12	0.37		0.86	(0.04)		0.26

(0.55)	(0.57)	(0.60)		(0.68)	(0.06)		(0.71)
$9.13	$9.07	$8.52		$8.75	$8.57		$8.67
6.94%	13.53%	4.39%		10.30%	(0.46)%		2.92%

1.08%	1.08%	1.09%		1.09%	1.08	% [4]	1.08%
5.80%	6.28%	7.10	% [2]	7.48%	8.33	% [4]	7.82%
0.14%	0.13%	0.13%		0.14%	0.18	% [4]	0.15%

$211,844	$246,014	$252,905		$301,788	$306,621		$313,811
25%	28%	27%		31%	2%		27%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2004 to May 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2004	Ending Account Value 5/31/2005	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,018.80	$5.28
Class B Shares	$1,000	$1,014.70	$9.29
Class C Shares	$1,000	$1,014.70	$9.29
Class F Shares	$1,000	$1,018.60	$5.44
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.70	$5.29
Class B Shares	$1,000	$1,015.71	$9.30
Class C Shares	$1,000	$1,015.71	$9.30
Class F Shares	$1,000	$1,019.55	$5.44

1 Expenses are equal to the Fund's annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

Class A Shares	1.05%
Class B Shares	1.85%
Class C Shares	1.85%
Class F Shares	1.08%

Portfolio of Investments Summary Tables

At May 31, 2005, the Fund's credit-quality ratings composition 1 was as follows:

S&P Long-Term Ratings as Percentage of Total Net Assets [2]		Moody's Long-Term Ratings as Percentage of Total Net Assets [2]
AAA	4.5%	Aaa	4.5%
AA	0.7%	Aa	4.3%
A	20.0%	A	18.1%
BBB	34.9%	Baa	36.3%
BB	13.6%	Ba	9.4%
B	14.7%	B	13.8%
CCC	3.1%	Caa	5.1%
CC	0.0%	Ca	0.2%
Not Rated by S&P 3	2.5%	Not Rated by Moody's 3	2.3%
Other Securities [4]	0.1%	Other Securities [4]	0.1%
Cash Equivalents [5]	4.7%	Cash Equivalents [5]	4.7%
Other Assets and Liabilities--Net [6]	1.2%	Other Assets and Liabilities--Net [6]	1.2%
TOTAL	100.0%	TOTAL	100.0%

1 These tables depict the long-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). These credit quality ratings are shown without regard to gradations within a given rating category. For example, securities rated " A-" have been included in the "A" rated category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit quality ratings in the Fund's Statement of Additional Information.

2 As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of these tables, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security owned by the affiliated investment company.

3 Holdings that are rated only by a different NRSRO than the one identified have been included in this category. Of the portfolio's total net assets, 0.2% are fixed-income securities (excluding cash equivalents) that do not have long-term, credit-quality ratings by either of those NRSROs.

4 Other Securities includes preferred stock and common stock, that do not qualify for credit ratings from an NRSRO.

5 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

6 See Statement of Assets and Liabilities.

At May 31, 2005, the Fund's portfolio composition 7 was as follows:

Percentage of Total Net Assets [2]
Corporate Debt Securities	88.8%
Cash Equivalents [5]	4.7%
Municipal Securities	2.3%
Other Securities [8]	2.1%
Foreign Government Securities	0.4%
Asset-Backed Securities	0.2%
U.S. Treasury and Agency Securities [9]	0.2%
Mortgage-Backed Securities [10]	0.1%
Other Assets and Liabilities--Net [6]	1.2%
TOTAL	100.0%

7 See the Fund's Prospectus and Statement of Additional Information for a description of these security types.

8 Other Securities consist of Common Stock and Preferred Stock.

9 For purposes of this table, U.S. Treasury and Agency Securities does not include mortgage-backed securities guaranteed by GSEs.

10 For purposes of this table, Mortgage-Backed Securities includes mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable-rate, mortgage-backed securities.

Portfolio of Investments

May 31, 2005 (unaudited)

Principal Amount			Value
		CORPORATE BONDS--65.0%
		Basic Industry - Chemicals--0.8%
$3,760,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	$3,727,190
5,900,000	[1,2]	Fertinitro Finance, Company Guarantee, 8.29%, 4/1/2020	5,161,951
		TOTAL	8,889,141
		Basic Industry - Metals & Mining--2.8%
2,770,000		Alcan, Inc., 5.75%, 6/1/2035	2,781,523
7,359,000		Barrick Gold Corp., Deb., 7.50%, 5/1/2007	7,839,690
3,900,000		Inco Ltd., 5.70%, 10/15/2015	4,011,950
3,610,000		Newmont Mining Corp., 5.875%, 4/1/2035	3,662,814
2,500,000		Noranda, Inc., 6.00%, 10/15/2015	2,611,440
9,750,000		Placer Dome, Inc., Bond, 8.50%, 12/31/2045	10,318,415
		TOTAL	31,225,832
		Basic Industry - Paper--2.3%
2,600,000		International Paper Co., 4.25%, 1/15/2009	2,566,902
6,980,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	7,929,343
2,850,000		Pope & Talbot, Inc., 8.375%, 6/1/2013	2,949,750
5,000,000		Westvaco Corp., 7.65%, 3/15/2027	5,927,100
3,750,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	4,347,300
1,100,000		Weyerhaeuser Co., Note, 6.75%, 3/15/2012	1,198,703
		TOTAL	24,919,098
		Capital Goods - Aerospace & Defense--0.1%
1,212,000		Raytheon Co., Note, 6.75%, 8/15/2007	1,276,486
		Capital Goods - Building Materials--0.8%
2,700,000		CRH America, Inc., 5.30%, 10/15/2013	2,785,995
5,500,000		Masco Corp., Note, 5.875%, 7/15/2012	5,886,320
		TOTAL	8,672,315
		Capital Goods - Diversified Manufacturing--1.5%
2,940,000		Briggs & Stratton Corp., Company Guarantee, 8.875%, 3/15/2011	3,366,300
2,500,000	[1,2]	Hutchison Whampoa International Ltd., 7.45%, 11/24/2033	2,963,500
1,350,000		Kennametal, Inc., 7.20%, 6/15/2012	1,504,697
4,600,000	[1,2]	Tyco International Group SA, Note, 4.436%, 6/15/2007	4,621,257
2,800,000		Tyco International Group, Company Guarantee, 6.875%, 1/15/2029	3,315,732
1,000,000		Tyco International Group, Note, 5.80%, 8/1/2006	1,020,130
		TOTAL	16,791,616
Principal Amount			Value
		CORPORATE BONDS--continued
		Capital Goods - Environmental--1.7%
$600,000		Republic Services, Inc., Note, 6.75%, 8/15/2011	$670,482
500,000	[1,2]	Republic Services, Inc., Note, Series 144A, 6.086%, 3/15/2035	537,075
8,210,000		Waste Management, Inc., Deb., 8.75%, 5/1/2018	9,160,636
7,750,000		Waste Management Inc., Sr. Note, 7.125%, 10/1/2007	8,199,345
		TOTAL	18,567,538
		Communications - Media & Cable--4.0%
4,500,000		CF Cable TV, Inc., Note, 9.125%, 7/15/2007	4,528,080
3,000,000		Comcast Corp., 6.375%, 1/30/2006	3,049,950
900,000		Comcast Corp., 7.05%, 3/15/2033	1,077,705
1,200,000		Comcast Corp., 7.125%, 6/15/2013	1,380,456
11,290,000		Continental Cablevision, Sr. Deb., 9.50%, 8/1/2013	11,991,561
570,000		Continental Cablevision, Sr. Note, 8.30%, 5/15/2006	593,056
4,630,000	[1,2]	Cox Communications, Inc., 4.625%, 1/15/2010	4,606,882
5,010,000	[1,2]	Cox Communications, Inc., 5.45%, 12/15/2014	5,086,172
7,820,000	[1,2]	Grupo Televisa S.A., 6.625%, 3/18/2025	7,841,192
4,300,000		Lenfest Communications, Inc., Sr. Note, 8.375%, 11/1/2005	4,403,157
		TOTAL	44,558,211
		Communications - Media Noncable--2.3%
615,000		British Sky Broadcasting Group PLC, 8.20%, 7/15/2009	694,471
5,100,000		British Sky Broadcasting Group PLC, Unsecd. Note, 7.30%, 10/15/2006	5,318,489
5,000,000		Clear Channel Communications, Inc., 6.00%, 11/1/2006	5,083,880
4,615,000		New York Times Co., 4.50%, 3/15/2010	4,647,074
3,695,000		New York Times Co., 5.00%, 3/15/2015	3,780,207
6,040,000		Reed Elsevier, Inc., Company Guarantee, 6.125%, 8/1/2006	6,193,960
		TOTAL	25,718,081
		Communications - Telecom Wireless--1.2%
7,765,000		AT&T Wireless Services, Inc., Sr. Note, 7.35%, 3/1/2006	7,960,367
1,900,000		Sprint Capital Corp., Company Guarantee, 8.75%, 3/15/2032	2,620,212
1,860,000		Sprint Capital Corp., Note, 8.375%, 3/15/2012	2,233,628
		TOTAL	12,814,207
		Communications - Telecom Wirelines--4.5%
4,000,000		BellSouth Corp., 5.20%, 9/15/2014	4,100,000
3,870,000		CenturyTel, Inc., 8.375%, 10/15/2010	4,478,557
7,675,000		Citizens Communications Co., 9.00%, 8/15/2031	7,866,875
3,000,000		Deutsche Telekom International Finance BV, 5.25%, 7/22/2013	3,103,890
4,940,000	[1,2]	KT Corp., Note, 5.875%, 6/24/2014	5,295,779
Principal Amount			Value
		CORPORATE BONDS--continued
		Communications - Telecom Wirelines--continued
$3,970,000		SBC Communications, Inc., 5.10%, 9/15/2014	$4,033,996
7,690,000		Telecom de Puerto Rico, Note, 6.65%, 5/15/2006	7,862,256
7,050,000		Telefonos de Mexico, Note, 4.50%, 11/19/2008	6,989,864
4,931,000		Verizon Global Funding, Note, 7.25%, 12/1/2010	5,575,284
		TOTAL	49,306,501
		Consumer Cyclical - Automotive--3.2%
2,000,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	2,129,240
1,350,000		Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031	1,131,862
10,000,000		Ford Motor Credit Co., Note, 6.50%, 1/25/2007	10,020,090
3,700,000		General Motors Acceptance Corp., 4.50%, 7/15/2006	3,630,347
6,250,000		General Motors Acceptance Corp., 6.875%, 9/15/2011	5,457,250
6,435,000		General Motors Acceptance Corp., 8.00%, 11/1/2031	5,396,121
6,690,000		General Motors Corp., Note, 8.375%, 7/15/2033	5,136,415
2,100,000		General Motors Corp., Note, 9.45%, 11/1/2011	1,950,917
		TOTAL	34,852,242
		Consumer Cyclical - Entertainment--1.4%
4,500,000		AOL Time Warner, Inc., Bond, 7.625%, 4/15/2031	5,624,370
6,000,000		Carnival Corp., 3.75%, 11/15/2007	5,948,700
4,020,000		International Speedway Corp., 4.20%, 4/15/2009	3,981,328
100,000		Time Warner, Inc., Company Guarantee, 6.625%, 5/15/2029	111,665
		TOTAL	15,666,063
		Consumer Cyclical - Retailers--1.9%
3,150,000		CVS Corp., 5.625%, 3/15/2006	3,195,013
2,407,853	[1,2]	CVS Corp., Pass Thru Cert., 5.298%, 1/11/2027	2,492,669
4,200,000		Neiman-Marcus Group, Inc., Sr. Deb., 7.125%, 6/1/2028	3,840,900
10,147,000		Shopko Stores, Inc., Sr. Note, 9.25%, 3/15/2022	10,882,658
		TOTAL	20,411,240
		Consumer Cyclical - Services--0.8%
7,475,000		Boston University, 7.625%, 7/15/2097	9,322,461
		Consumer Non-Cyclical Food/Beverage--1.1%
4,500,000		Kellogg Co., 7.45%, 4/1/2031	5,862,150
5,500,000		Kraft Foods, Inc., 5.625%, 11/1/2011	5,799,090
		TOTAL	11,661,240
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Non-Cyclical Healthcare--0.8%
$2,200,000		Anthem, Inc., 6.80%, 8/1/2012	$2,496,230
1,660,000	[1,2]	Thermo Electron Corp., 5.00%, 6/1/2015	1,665,046
4,750,000		UnitedHealth Group, Inc., 7.50%, 11/15/2005	4,829,563
		TOTAL	8,990,839
		Consumer Non-Cyclical Pharmaceuticals--0.5%
1,920,000		Pharmacia Corp., Sr. Deb., 6.50%, 12/1/2018	2,233,958
3,170,000		Wyeth, Unsecd. Note, 5.50%, 2/1/2014	3,320,321
		TOTAL	5,554,279
		Consumer Non-Cyclical Tobacco--0.4%
1,375,000		Altria Group, Inc., 5.625%, 11/4/2008	1,422,822
2,500,000		Philip Morris Cos., Inc., Note, 6.375%, 2/1/2006	2,535,250
		TOTAL	3,958,072
		Energy - Independent--1.9%
2,500,000		Anadarko Petroleum Corp., Unsecd. Note, 7.00%, 10/15/2006	2,602,025
460,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	458,583
5,890,000		Canadian Natural Resources Ltd., 5.85%, 2/1/2035	5,996,903
2,250,000		Norcen Energy Resources, Inc., Deb., 7.375%, 5/15/2006	2,319,030
3,450,000		Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010	4,057,890
5,318,400	[1,2]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	5,164,805
		TOTAL	20,599,236
		Energy - Integrated--2.2%
4,100,000		Conoco, Inc., 7.25%, 10/15/2031	5,251,690
3,000,000		Husky Oil Ltd., Company Guarantee, 8.90%, 8/15/2028	3,318,837
450,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	540,590
5,350,000		Husky Oil Ltd., Sr. Note, 7.125%, 11/15/2006	5,562,235
4,650,000		Petro-Canada, Bond, 5.35%, 7/15/2033	4,569,369
220,000		Petro-Canada, Deb., 7.00%, 11/15/2028	263,993
4,150,000	[1,2]	Statoil ASA, 5.125%, 4/30/2014	4,321,935
		TOTAL	23,828,649
		Energy - Oil Field Services--0.0%
210,000		Noble Drilling Corp., Sr. Note, 7.50%, 3/15/2019	255,303
		Energy - Refining--0.2%
2,250,000		Valero Energy Corp., 7.50%, 4/15/2032	2,695,637
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Banking--8.1%
$4,750,000		ABN AMRO Bank NV, Chicago, Sub. Deb., 7.30%, 12/1/2026	$4,973,962
4,000,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	4,221,100
6,175,000		City National Bank, Sub. Note, 6.375%, 1/15/2008	6,544,450
5,350,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	6,107,881
5,740,000		FirstBank Puerto Rico, Sub. Note, 7.625%, 12/20/2005	5,797,314
2,200,000		HSBC Finance Corp., 4.75%, 4/15/2010	2,226,906
2,300,000		Household Finance Corp., Unsecd. Note, 5.75%, 1/30/2007	2,362,123
3,500,000		Hudson United Bancorp, 7.00%, 5/15/2012	3,923,791
870,000		J.P. Morgan Chase & Co., Sub. Deb., 8.00%, 4/29/2027	1,162,877
1,400,000		J.P. Morgan Chase & Co., Sub. Note, 5.125%, 9/15/2014	1,438,808
5,000,000		Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.40%, 3/15/2010	5,019,750
10,511,111	[1,2]	Regional Diversified Funding, 9.25%, 3/15/2030	12,894,716
5,200,000		Regions Financial Corp., 4.375%, 12/1/2010	5,205,044
3,800,000	[1,2]	Swedbank, Sub., 7.50%, 11/29/2049	3,973,272
5,000,000		Wachovia Bank N.A., 4.80%, 11/1/2014	5,044,550
500,000		Washington Mutual Bank FA, 5.125%, 1/15/2015	509,580
2,400,000		Washington Mutual Bank FA, Sub. Note, 6.875%, 6/15/2011	2,685,624
2,000,000		Washington Mutual Finance Corp., Sr. Note, 8.25%, 6/15/2005	2,003,340
3,440,000		Wachovia Bank N.A., Sub. Note, 4.875%, 2/1/2015	3,482,931
5,810,000		U.S. Bank, N.A., Sub. Note, 4.95%, 10/30/2014	5,967,335
3,390,000		US Banc Cap I, Company Guarantee, 8.27%, 12/15/2026	3,709,236
		TOTAL	89,254,590
		Financial Institution - Brokerage--2.6%
8,140,000		Amvescap PLC, Note, 4.50%, 12/15/2009	8,002,434
4,255,000	[1,2]	FMR Corp., Bond, 7.57%, 6/15/2029	5,451,166
1,000,000		Franklin Resources, Inc., 3.70%, 4/15/2008	985,930
2,900,000		Goldman Sachs Group, Inc., 6.125%, 2/15/2033	3,158,970
190,000		Goldman Sachs Group, Inc., Note, Series MTNB, 7.35%, 10/1/2009	212,203
2,100,000		Goldman Sachs Group, Inc., Sub. Note, 6.345%, 2/15/2034	2,282,973
185,000		Lehman Brothers Holdings, Inc., Note, 6.625%, 2/5/2006	188,572
5,750,000		Waddell & Reed Financial, Inc., 7.50%, 1/18/2006	5,875,983
2,605,198	[1,2]	World Financial, Pass Thru Cert., Series 96 WFP, 6.91%, 9/1/2013	2,834,612
		TOTAL	28,992,843
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Finance Noncaptive--2.0%
$4,295,000	[1,2]	Berkshire Hathaway, Inc., 4.85%, 1/15/2015	$4,278,035
4,050,000		Capital One Financial Corp., Note, 7.125%, 8/1/2008	4,336,930
115,000		Heller Financial, Inc., Note, 7.375%, 11/1/2009	128,791
8,790,000		SLM Corp., Floating Rate Note, 3.957%, 12/15/2014	8,636,175
3,250,000		Susa Partnership LP, 8.20%, 6/1/2017	4,170,725
		TOTAL	21,550,656
		Financial Institution - Insurance - Life--2.9%
2,750,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	3,738,487
2,950,000		Delphi Financial Group, Inc., 9.31%, 3/25/2027	3,237,625
7,800,000	[1,2]	Life Re Capital Trust I, Company Guarantee, 8.72%, 6/15/2027	8,988,720
4,000,000	[1,2]	Pacific LifeCorp., Bond, 6.60%, 9/15/2033	4,682,120
6,500,000	[1,2]	Reinsurance Group of America, Sr. Note, 7.25%, 4/1/2006	6,663,280
525,000		Transamerica Corp., Note, 6.75%, 11/15/2006	543,391
3,950,000	[1,2]	Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	4,636,826
		TOTAL	32,490,449
		Financial Institution - Insurance - P&C--2.0%
3,900,000	[1,2]	Liberty Mutual Insurance Co., Sub. Note, 8.20%, 5/4/2007	4,153,929
7,300,000	[1,2]	MBIA Global Funding LLC, 2.875%, 11/30/2006	7,159,329
3,000,000	[1,2]	Oil Insurance Ltd., Sub. Deb., 5.15%, 8/15/2033	3,050,460
1,000,000	[1,2]	USF&G Corp., 8.312%, 7/1/2046	1,229,128
25,000		Progressive Corp., OH, Unsecd. Note, 7.30%, 6/1/2006	25,859
5,750,000		USF&G Corp., Company Guarantee, 8.47%, 1/10/2027	6,340,048
		TOTAL	21,958,753
		Financial Institution - REITs--0.6%
6,200,000		EOP Operating LP, 8.375%, 3/15/2006	6,411,048
185,000		Mack-Cali Realty Corp., Note, 7.25%, 3/15/2009	202,046
430,000		Simon Property Group, Inc., 6.35%, 8/28/2012	466,580
		TOTAL	7,079,674
		Foreign - Local - Govt.--0.8%
7,900,000		Hydro Quebec, Sr. Deb., 6.30%, 5/11/2011	8,703,667
		Municipal Services--0.2%
1,825,000	[1,2]	Army Hawaii Family Housing, 5.524%, 6/15/2050	1,931,164
		Sovereign--1.4%
3,500,000		Sweden, Government of, Deb., 10.25%, 11/1/2015	4,364,255
6,500,000		United Mexican States, 6.625%, 3/3/2015	7,127,250
3,600,000		United Mexican States, 7.50%, 4/8/2033	4,138,200
		TOTAL	15,629,705
Principal Amount			Value
		CORPORATE BONDS--continued
		Technology--1.5%
$1,100,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	$1,378,102
8,300,000		Deluxe Corp., 5.125%, 10/1/2014	7,993,066
965,000		IBM Corp., Deb., 8.375%, 11/1/2019	1,293,274
6,000,000		Unisys Corp., 8.125%, 6/1/2006	6,180,000
		TOTAL	16,844,442
		Transportation - Airlines--0.4%
2,114,986		Northwest Airlines Corp., Equip. Trust, 8.072%, 10/1/2019	2,305,440
1,995,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	2,392,703
		TOTAL	4,698,143
		Transportation - Railroads--1.8%
6,350,000		Burlington Northern, Inc., Mtg. Bond, 9.25%, 10/1/2006	6,772,846
1,200,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	1,212,948
2,633,334		Burlington Northern Santa Fe Corp., Pass Thru Cert., 7.57%, 1/2/2021	3,168,138
3,150,000		Canadian Pacific RR, 7.125%, 10/15/2031	3,963,361
4,280,000		Union Pacific Corp., 4.875%, 1/15/2015	4,287,276
		TOTAL	19,404,569
		Transportation - Services--0.6%
7,300,000		FedEx Corp., Note, 2.65%, 4/1/2007	7,115,383
		Utility - Electric--3.4%
3,737,000		American Electric Power Co., Inc., Note, 6.125%, 5/15/2006	3,815,888
55,000		Baltimore Gas & Electric Co., 1st Ref. Mtg., 7.50%, 1/15/2007	57,905
2,390,000		Consolidated Natural Gas Co., 5.00%, 12/1/2014	2,411,343
5,150,000		Enersis S.A., Note, 7.40%, 12/1/2016	5,445,929
2,150,000		FirstEnergy Corp., 7.375%, 11/15/2031	2,614,441
2,900,000	[1,2]	Israel Electric Corp. Ltd., Sr. Note, 7.875%, 12/15/2026	3,425,074
3,900,000		MidAmerican Energy Co., Unsecd. Note, 6.75%, 12/30/2031	4,846,218
1,950,000		Oncor, Inc., Deb., 7.00%, 9/1/2022	2,244,003
1,000,000		PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011	1,154,940
1,410,000		Pacific Gas & Electric Co., 6.05%, 3/1/2034	1,559,700
2,925,000		Pacific Gas & Electric Co., Unsecd. Note, 4.20%, 3/1/2011	2,897,534
4,000,000		Public Service Electric & Gas Co., 4.00%, 11/1/2008	3,976,720
2,750,000		Scottish Power PLC, 4.91%, 3/15/2010	2,779,453
		TOTAL	37,229,148
		Utility - Natural Gas Pipelines--0.3%
3,300,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	3,313,431
		TOTAL CORPORATE BONDS (IDENTIFIED COST $697,023,921)	716,730,904
Principal Amount			Value
		MORTGAGE-BACKED SECURITIES--0.0%
$22,115		Federal Home Loan Mortgage Corp., Pool C00702, 6.00%, 1/1/2029	$22,771
28,041		Federal Home Loan Mortgage Corp., Pool C00748, 6.00%, 4/1/2029	28,873
5,829		Federal Home Loan Mortgage Corp., Pool C20263, 6.00%, 1/1/2029	6,001
15,230		Federal Home Loan Mortgage Corp., Pool C25621, 6.50%, 5/1/2029	15,850
41,387		Federal Home Loan Mortgage Corp., Pool G10493, 6.00%, 4/1/2011	42,936
24,558		Federal National Mortgage Association, Pool 313324, 9.00%, 6/1/2017	27,098
28,826		Federal National Mortgage Association, Pool 323159, 7.50%, 4/1/2028	30,970
16,216		Federal National Mortgage Association, Pool 421223, 7.00%, 5/1/2028	17,172
28,941		Federal National Mortgage Association, Pool 429707, 6.50%, 5/1/2013	30,314
24,753		Federal National Mortgage Association, Pool 430232, 7.00%, 8/1/2028	26,211
102,835		Federal National Mortgage Association, Pool 439947, 6.50%, 11/1/2028	107,190
69,352		Federal National Mortgage Association, Pool 489867, 6.50%, 3/1/2029	72,289
21,100		Government National Mortgage Association, Pool 449491, 7.50%, 12/15/2027	22,785
8,885		Government National Mortgage Association, Pool 486467, 7.00%, 8/15/2028	9,473
35,976		Government National Mortgage Association, Pool 780339, 8.00%, 12/15/2023	39,127
24,507		Government National Mortgage Association, Pool 780340, 9.00%, 11/15/2017	27,075
20,986		Government National Mortgage Association, Pool 780373, 7.00%, 12/15/2023	22,271
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $522,069)	548,406
		MUNICIPALS--2.3%
3,000,000		Harvard University, Revenue Bonds, 8.125% Bonds, 4/15/2007	3,228,090
6,050,000		Kansas City, MO Redevelopment Authority, 7.65% Bonds (FSA LOC), 11/1/2018	6,344,333
3,090,000		McKeesport, PA, Taxable G.O. Series B 1997, 7.30% Bonds (MBIA Insurance Corp. INS), 3/1/2020	3,351,878
4,675,000		Pittsburgh, PA Urban Redevelopment Authority, 8.01% Bonds (Alcoa, Inc.), 6/1/2015	4,899,447
2,635,000		Pittsburgh, PA Urban Redevelopment Authority, 9.07% Bonds (CGIC GTD), 9/1/2014	2,722,298
2,200,000		Southeastern, PA Transportation Authority, (Series B), 8.75% Bonds (FGIC GTD), 3/1/2020	2,229,458
2,080,000		Tampa, FL Sports Authority, 8.02% Bonds (MBIA Insurance Corp. GTD), 10/1/2026	2,769,312
		TOTAL MUNICIPALS (IDENTIFIED COST $24,395,793)	25,544,816
		GOVERNMENTS/AGENCIES--0.4%
		Sovereign--0.4%
3,600,000		United Mexican States, Note, 9.875%, 2/1/2010 (IDENTIFIED COST $4,306,500)	4,365,000
Shares or Principal Amount			Value
		COMMON STOCKS--0.0%
		Finance--0.0%
10,585		Arcadia Financial Ltd., Warrants	$0
		Utility - Electric--0.0%
1,761	[3]	NRG Energy, Inc.	62,956
		TOTAL COMMON STOCKS (IDENTIFIED COST $38,566)	62,956
		PREFERRED STOCKS--1.8%
		Financial Institution - Banking--0.7%
142,000		Citigroup, Inc., Cumulative Pfd., Series F, $3.18 Annual Dividend	7,490,500
		Financial Institution - Brokerage--0.6%
130,000		Lehman Brothers Holdings, Inc., Pfd., $2.84 Annual Dividend	6,491,875
		Financial Institution - REITs--0.5%
80,000		Prologis Trust, Cumulative REIT Perpetual Pfd. Stock, Series C, $4.27 Annual Dividend	5,110,000
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $11,998,447)	19,092,375
		ASSET-BACKED SECURITIES--0.1%
		Home Equity Loan--0.1%
$1,427,109	[1,2]	125 Home Loan Owner Trust 1998-1A, Class B1, 9.26%, 2/15/2029	1,441,380
		Structured Product (Abs)--0.0%
617,846		Green Tree Financial Corp. 1992-2, Class B, 9.15%, 1/15/2018	543,235
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $2,069,001)	1,984,615
		COLLATERALIZED MORTGAGE OBLIGATIONS--0.0%
		Commercial Mortgage--0.0%
325,000		Morgan Stanley Capital, Inc., Class A3, 6.48%, 6/3/2030	343,003
		Non-Agency Mortgage--0.0%
110,927	[1]	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 3.36052%, 1/28/2027	87,459
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $430,788)	430,462
		U.S. TREASURY--0.2%
1,845,000		United States Treasury Bond, 12.75%, 11/15/2010 (IDENTIFIED COST $2,182,395)	1,923,708
Shares or Principal Amount			Value
		MUTUAL FUNDS--24.8%4
19,221		Federated Mortgage Core Portfolio	$194,900
40,519,441		High Yield Bond Portfolio	273,101,033
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $342,712,497)	273,295,933
		REPURCHASE AGREEMENTS--4.4%
$48,101,000		Interest in $3,070,000,000 joint repurchase agreement with Barclays Capital, Inc., 3.080%, dated 5/31/2005 to be repurchased at $48,105,115 on 6/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 5/5/2008, collateral market value $3,131,400,678 (AT AMORTIZED COST)	48,101,000
		TOTAL INVESTMENTS--99.0% (IDENTIFIED COST $1,133,780,977) [5]	1,092,080,175
		OTHER ASSETS AND LIABILITIES - NET--1.0%	10,743,539
		TOTAL NET ASSETS--100%	$1,102,823,714

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At May 31, 2005, these securities amounted to $126,638,933 which represents 11.5% of total net assets.

2 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Directors. At May 31, 2005, these securities amounted to $126,551,474 which represents 11.5% of total net assets.

3 Non-income producing security.

4 Affiliated companies.

5 The cost of investments for federal tax purposes amounts to $1,139,257,946.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2005.

The following acronyms are used throughout this portfolio:

CGIC	--Capital Guaranty Insurance Corporation
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GTD	--Guaranteed
INS	--Insured
LOC	--Letter of Credit
REITs	--Real Estate Investment Trusts
SA	--Support Agreement

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2005 (unaudited)

Assets:
Total investments in securities, at value including $273,295,933 investments in affiliated issuers (Note 5) (identified cost $1,133,780,977)		$1,092,080,175
Cash		936
Income receivable		12,418,807
Receivable for investments sold		43,012
Receivable for shares sold		2,486,657
TOTAL ASSETS		1,107,029,587
Liabilities:
Payable for shares redeemed	$2,051,060
Income distribution payable	1,393,860
Payable for custodian fees	17,542
Payable for distribution services fee (Note 5)	305,963
Payable for shareholder services fee (Note 5)	211,810
Payable for printing and postage	27,815
Accrued expenses	197,823
TOTAL LIABILITIES		4,205,873
Net assets for 122,249,782 shares outstanding		$1,102,823,714
Net Assets Consist of:
Paid-in capital		$1,192,188,545
Net unrealized depreciation of investments		(41,700,802)
Accumulated net realized loss on investments		(44,437,734)
Distributions in excess of net investment income		(3,226,295)
TOTAL NET ASSETS		$1,102,823,714
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($419,047,557÷ 46,554,246 shares outstanding), $0.001 par value, 500,000,000 shares authorized		$9.00
Offering price per share (100/95.50 of $9.00) [1]		$9.42
Redemption proceeds per share		$9.00
Class B Shares:
Net asset value per share ($389,394,998 ÷ 43,124,708 shares outstanding), $0.001 par value, 500,000,000 shares authorized		$9.03
Offering price per share		$9.03
Redemption proceeds per share (94.50/100 of $9.03) [1]		$8.53
Class C Shares:
Net asset value per share ($91,323,292 ÷ 10,110,173 shares outstanding), $0.001 par value, 500,000,000 shares authorized		$9.03
Offering price per share (100/99.00 of $9.03) [1]		$9.12
Redemption proceeds per share (99.00/100 of $9.03) [1]		$8.94
Class F Shares:
Net asset value per share ($203,057,867 ÷ 22,460,655 shares outstanding), $0.001 par value, 500,000,000 shares authorized		$9.04
Offering price per share (100/99.00 of $9.04) [1]		$9.13
Redemption proceeds per share (99.00/100 of $9.04) [1]		$8.95

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2005 (unaudited)

Investment Income:
Dividends (including $13,160,116 received from affiliated issuers (Note 5))			$13,741,149
Interest			22,250,704
TOTAL INCOME			35,991,853
Expenses:
Investment adviser fee (Note 5)		$4,161,484
Administrative personnel and services fee (Note 5)		445,923
Custodian fees		25,769
Transfer and dividend disbursing agent fees and expenses		617,741
Directors'/Trustees' fees		9,433
Auditing fees		11,611
Legal fees		4,186
Portfolio accounting fees		85,298
Distribution services fee--Class B Shares (Note 5)		1,517,489
Distribution services fee--Class C Shares (Note 5)		344,642
Shareholder services fee--Class A Shares (Note 5)		504,199
Shareholder services fee--Class B Shares (Note 5)		505,830
Shareholder services fee--Class C Shares (Note 5)		114,595
Shareholder services fee--Class F Shares (Note 5)		256,756
Share registration costs		44,224
Printing and postage		58,468
Insurance premiums		13,128
Taxes		44,866
Miscellaneous		5,997
TOTAL EXPENSES		8,771,639
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(761,825)
Waiver of administrative personnel and services fee	(23,116)
Waiver of shareholder services fee--Class A Shares	(98,749)
Waiver of shareholder services fee--Class F Shares	(17,888)
TOTAL WAIVERS AND REIMBURSEMENT		(901,578)
Net expenses			7,870,061
Net investment income			28,121,792
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including realized gain of $5,099,576 on sales of investments in affiliated issuers) (Note 5)			8,280,927
Net change in unrealized depreciation of investments			(17,954,483)
Net realized and unrealized loss on investments			(9,673,556)
Change in net assets resulting from operations			$18,448,236

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2005	Year Ended 11/30/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$28,121,792	$63,022,943
Net realized gain on investments	8,280,927	16,027,214
Net change in unrealized appreciation/depreciation of investments	(17,954,483)	(7,391,363)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	18,448,236	71,658,794
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(11,568,436)	(24,151,109)
Class B Shares	(9,888,767)	(23,480,781)
Class C Shares	(2,255,992)	(4,749,168)
Class F Shares	(5,875,281)	(13,628,437)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(29,588,476)	(66,009,495)
Share Transactions:
Proceeds from sale of shares	128,049,525	258,160,096
Net asset value of shares issued to shareholders in payment of distributions declared	20,844,691	45,039,109
Cost of shares redeemed	(148,836,406)	(390,340,130)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	57,810	(87,140,925)
Change in net assets	(11,082,430)	(81,491,626)
Net Assets:
Beginning of period	1,113,906,144	1,195,397,770
End of period (including distributions in excess of net investment income of $(3,226,295) and $(1,759,611), respectively)	$1,102,823,714	$1,113,906,144

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2005 (unaudited)

1. ORGANIZATION

Federated Investment Series Funds, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of one diversified portfolio, Federated Bond Fund (the "Fund"). The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares, and Class F Shares. The investment objective of the Fund is to provide a high level of current income as is consistent with the preservation of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

U.S. government securities, listed corporate bonds, other fixed-income and asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern time, on the day the value of the foreign security is determined. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in Federated Core Trust (the "Core Trust") which is independently managed by Federated Investment Management Company, the Fund's adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower-rated, fixed-income securities. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to seek total return by investing in a diversified portfolio of mortgage-backed, fixed-income securities. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains received. The performance of the Fund is directly affected by the performance of the Fund investments. A copy of each Fund investment's financial statements is available on the EDGAR Database on the Securities and Exchange Commission's website www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400. Income distributions earned by the Fund are recorded as income in the accompanying financial statements and are listed below:

Federated Mortgage Core Portfolio	$4,837
High Yield Bond Portfolio	$13,155,181

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses, and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payments of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund or is in cash or invested in short-term securities, including repurchase agreements. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of May 31, 2005, the Fund had no outstanding securities on loan.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at May 31, 2005, is as follows:

Security	Acquisition Date	Acquisition Cost
SMFC Trust Asset-Backed Certificates, 1997-A, Class 4	2/4/1998	$100,350

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 5/31/2005		Year Ended 11/30/2004
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	7,779,705	$70,608,184	15,125,828	$137,772,114
Shares issued to shareholders in payment of distributions declared	987,961	8,946,648	2,006,422	18,214,975
Shares redeemed	(5,707,284)	(51,750,801)	(15,397,079)	(139,082,263)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	3,060,382	$27,804,031	1,735,171	$16,904,826

	Six Months Ended 5/31/2005		Year Ended 11/30/2004
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	2,434,690	$22,207,598	5,375,388	$49,092,340
Shares issued to shareholders in payment of distributions declared	709,858	6,451,353	1,632,144	14,866,165
Shares redeemed	(5,773,627)	(52,611,742)	(14,218,891)	(129,466,103)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(2,629,079)	$(23,952,791)	(7,211,359)	$(65,507,598)

	Six Months Ended 5/31/2005		Year Ended 11/30/2004
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,511,525	$13,799,474	2,353,553	$21,504,243
Shares issued to shareholders in payment of distributions declared	135,400	1,230,749	271,182	2,471,014
Shares redeemed	(1,329,085)	(12,073,136)	(2,969,334)	(26,964,768)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	317,840	$2,957,087	(344,599)	$(2,989,511)

	Six Months Ended 5/31/2005		Year Ended 11/30/2004
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	2,345,909	$21,434,269	5,423,184	$49,791,399
Shares issued to shareholders in payment of distributions declared	463,498	4,215,941	1,040,339	9,486,955
Shares redeemed	(3,549,162)	(32,400,727)	(10,374,379)	(94,826,996)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(739,755)	$(6,750,517)	(3,910,856)	$(35,548,642)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	9,388	$57,810	(9,731,643)	$(87,140,925)

4. FEDERAL TAX INFORMATION

At May 31, 2005, the cost of investments for federal tax purposes was $1,139,257,946. The net unrealized depreciation of investments for federal tax purposes was $47,177,771. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $36,833,054 and net unrealized depreciation from investments for those securities having an excess of cost over value of $84,010,825.

At November 30, 2004, the Fund had a capital loss carryforward of $47,343,461 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2006	$ 566,524
2007	$26,209,549
2008	$ 2,000,841
2010	$15,739,984
2011	$ 2,826,563

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in other funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of these transactions. Income distributions earned from investments in these funds are recorded as income in the accompanying financial statements and are listed below:

Federated Mortgage Core Portfolio	$4,837
High Yield Bond Portfolio	$13,155,181
Prime Value Obligations Fund	$98

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

For the six months ended May 31, 2005, Class A Shares did not incur any distribution services fee.

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSC and FSC will use the fees to compensate investment professionals. For the six months ended May 31, 2005, FSC retained $61,155 of the fees paid by the Fund.

Sales Charges

For the six months ended May 31, 2005, FSC retained $113,666 in sales charges from the sale of Class A Shares. FSC also retained $369 of contingent deferred sales charges relating to redemptions of Class A Shares, $5,176 relating to redemptions of Class C Shares and $7,269 relating to redemptions of Class F Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares, and Class F Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the six months ended May 31, 2005, FSSC retained $5,610 of the fees paid by the Fund.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended May 31, 2005, were as follows:

Purchases	$151,756,215
Sales	$152,173,780

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTANT

On May 20, 2005, the Fund's Board of Directors (the "Directors"), upon the recommendation of the Audit Committee, appointed Ernst & Young LLP as the Fund's independent registered public accountant. The previous reports issued by Deloitte & Touche LLP (D&T) on the Fund's financial statements for the fiscal years ended November 30, 2003 and November 30, 2004, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended November 30, 2003 and November 30, 2004: (i) there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

As indicated above, the Fund has appointed Ernst & Young LLP (E&Y) as the independent registered public accountant to audit the Fund's financial statements for the fiscal year ending November 30, 2005. During the Fund's fiscal years ended November 30, 2003 and November 30, 2004 and the interim period commencing December 1, 2004 and ending May 20, 2005, neither the Fund nor anyone on its behalf has consulted E&Y on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulations S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).

Board Review of Advisory Contract

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds.

In its decision to appoint or renew an Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle already chosen by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. Although the Board is always eager to discover any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420F103
Cusip 31420F202
Cusip 31420F301
Cusip 31420F400

2072302 (7/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Item 2.           Code of Ethics

                  Not Applicable

Item 3.           Audit Committee Financial Expert

                  Not Applicable

Item 4.           Principal Accountant Fees and Services

                  Not Applicable

Item 5.           Audit Committee of Listed Registrants

                  Not Applicable

Item 6.           Schedule of Investments

                  Not Applicable

Item 7.           Disclosure of Proxy Voting Policies and Procedures for Closed-
                  End Management Investment Companies

                  Not Applicable

Item 8.           Portfolio Managers of Closed-End Management Investment
                  Companies

                  Not Applicable

Item 9.           Purchases of Equity Securities by Closed-End Management
                  Investment Company and Affiliated Purchasers

                  Not Applicable

Item 10.          Submission of Matters to a Vote of Security Holders

                  Not Applicable

Item 11.          Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as  defined  in rule  30a-3(d)  under the Act)  during the last fiscal quarter that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 12.          Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Federated Investment Series Funds, Inc.

By                /S/Richard J. Thomas
                  Richard J. Thomas, Principal Financial Officer

Date              July 15, 2005

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By                /S/J. Christopher Donahue
                  J. Christopher Donahue, Principal Executive Officer

Date              July 15, 2005

By                /S/Richard J. Thomas
                  Richard J. Thomas, Principal Financial Officer

Date              July 15, 2005